Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income before income taxes is attributable to the following geographic locations:
Germany	$ 344,267	$ 303,954	$ 296,326
United States	1,122,800	1,084,756	904,083
Other	311,292	255,031	255,224
Income before income taxes	1,778,359	1,643,741	1,455,633
Current:
Germany	67,484	100,635	68,442
United States	278,634	355,739	318,589
Other	106,087	101,206	81,236
Total income tax expense current	452,205	557,580	468,267
Deferred:
Germany	14,565	(16,479)	5,041
United States	139,282	52,648	22,498
Other	(4,955)	(15,404)	(5,393)
Total income tax expense deferred	148,892	20,765	22,146
Income tax expense	601,097	578,345	490,413
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Federal corporation income tax base rate	15.00%	15.00%	15.00%
Federal corporation income tax solidarity surcharge	5.50%	5.50%	5.50%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	28.46%	28.71%	29.13%
German trade tax rate	12.64%	12.88%	13.30%
Deferred tax assets:
Accounts receivable, primarily due to allowance for doubtful accounts	5,943	28,538
Inventory, primarily due to additional costs capitalized for tax purposes, and inventory reserve accounts	42,824	35,172
Plant, equipment, intangible assets and other noncurrent assets, principally due to differences in depreciation and amortization	70,652	79,244
Accrued expenses and other liabilities for financial accounting purposes, not currently tax deductible	265,624	257,957
Net operating loss carryforwards, tax credit carryforwards and interest carryforwards	91,402	93,165
Derivatives	60,056	60,199
Stock-based compensation expense	24,191	24,112
Other	12,586	12,626
Total deferred tax assets	660,526	643,786
Less: valuation allowance [N]	(80,418)	(71,799)
Net deferred tax assets	580,108	571,987
Pensions	87,248	52,773
Deferred tax liabilities:
Accounts receivable	25,937	12,549
Inventory, primarily due to inventory reserve accounts for tax purposes	10,899	7,730
Accrued expenses and other liabilities for financial reporting purposes, not currently tax deductible	24,582	32,747
Plant, equipment and intangible assets, primarily due to differences in depreciation and amortization	616,430	522,907
Other	103,107	81,969
Total deferred tax liabilities	780,955	657,902
Net deferred tax assets (liabilities)	(200,847)	(85,915)
Estimated future tax liabilities associtaed with earnings that are likely to be distributed in 2011 and following years	12,853
Undistributed earnings of foreign subsidiaries	4,289,651
German income tax on dividends and capital gains	1.40%
Unrecognized tax benefits (net of interest)
Beginning balance	375,900	410,016	379,327
Increases in unrecognized tax benefits prior periods	24,046	12,782	59,833
Decreases in unrecognized tax benefits prior periods	(24,897)	(11,429)	(13,911)
Increases in unrecognized tax benefits current period	16,157	13,588	7,587
Changes related to settlements with tax authorities	(217,484)	(34,410)	(8,599)
Reductions as a result of a lapse of the statute of limitations	(3,100)	(129)
Foreign currency translation	14,207	(14,518)	(14,221)
Ending balance	184,829	375,900	410,016
Unrecognized tax benefits which would affect the effective tax rate if recognized	162,010
Amount of potential reduction of unrecognized tax benefits	205,781
Estimated Reduction For Uncertain Tax Benefits In The Future	13,000
Valuation Allowance [Line Items]
Valuation allowance increase	8,619	8,302
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	294,229
Income Tax Examination [Line Items]
Income Tax Examination, Liability (Refund) Adjustment from Settlement with Taxing Authority	37,000
Interest and penalties recognized	2,525
Accrual for tax related interest and penalties	60,705
Operating Loss Carryforwards Expiration In One Year [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	24,916
Operating Loss Carryforwards Expiration In Two Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	14,363
Operating Loss Carryforwards Expiration In Three Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	22,917
Operating Loss Carryforwards Expiration In Four Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	18,527
Operating Loss Carryforwards Expiration In Five Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	41,705
Operating Loss Carryforwards Expiration In Six Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	19,262
Operating Loss Carryforwards Expiration In Seven Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	17,872
Operating Loss Carryforwards Expiration In Eight Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	13,167
Operating Loss Carryforwards Expiration In Nine Years [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	5,049
Operating Loss Carryforwards Expiration In Ten Years And Thereafter [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	4,746
Operating Loss Carryforwards No Expiration Date [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 111,705